Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (1,975,420)	$ 390,081
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation	1,764,000
Depreciation and amortization	141,432	184,531
Bad debt reversal	(2,333)	(2,767)
Amortization of finance lease right of use assets	868
Deferred tax assets	(1,822)	415
Changes in operating assets and liabilities:
Accounts receivable	(3,299,235)	131,004
Inventories	1,637,759	392,025
Prepayments and other current assets	(78,431)	8,224
Accounts payable	(1,406,480)	(1,219,751)
Interest expense on finance lease liabilities	541
Contract liabilities	(1,712)	(58,344)
Accrued expenses and other payables	281,237	(134,076)
Warranty liabilities	14,478
Income taxes payable	(18,430)	14,599
Net cash used in operating activities	(2,943,548)	(294,059)
Cash flows from investing activities:
Purchase of property, plant, and equipment	(618,796)	(5,743)
Loans to related parties	(1,070)
Loan to a third party	(4,400,000)
Net cash used in investing activities	(5,019,866)	(5,743)
Cash flows from financing activities:
Issuance of ordinary shares, net of offering costs	7,060,133
Principal payments on finance lease liabilities	(10,741)
Proceeds from short-term loans	3,196,717	3,548,186
Repayment of short-term loans	(3,336,311)	(2,217,616)
Deferred offering costs		(202,380)
Amount financed from related parties		572,422
Amount repaid to related parties		(226,943)
Net cash provided by financing activities	6,909,798	1,473,669
Effect of exchange rate changes	301,762	(176,010)
Net (decrease) increase in cash	(751,854)	997,857
Cash and cash equivalents at beginning of the period	2,467,638	598,933
Cash and cash equivalents at end of the period	1,715,784	1,596,790
Supplemental disclosures of cash flows information:
Cash paid for income taxes	15,326	340
Cash paid for interest expense	94,780	95,869
Supplementary disclosure of non-cash information:
Right of use assets obtained in exchange for finance lease liabilities	$ 112,071